Financial instruments - Schedule of Derivatives (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Swaps [Member]
Offsetting Assets [Line Items]
Fair value of financial instruments asset	$ 0.1	$ 0.1
Fair value of financial instruments liability	49.3	115.9
Derivative Put Instrument [Member]
Offsetting Assets [Line Items]
Fair value of financial instruments liability	$ 0.9	$ 11.3